Expense Example	Dec. 31, 2025 USD ($)
Mid Core Value Fund | Mid Core Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,270
Large Cap Value Fund | Large Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,200
International Equity Fund | International Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,304
Smid Cap Value Fund | Smid Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,396
Large Core Value Fund | Large Core Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,106